CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenue	$ 51,615	$ 20,264	$ 99,210	$ 22,638	$ 96,637	$ 288	$ 112,662	$ 211,872
Cost of goods sold	69,962	11,161	85,478	12,981	56,080	140	63,220	148,698
Gross Margin (Loss)	(18,347)	9,103	13,732	9,657	40,557	148	49,442	63,174
General and administrative expense	2,518,114	428,843	5,034,810	1,014,667	3,561,566	1,874,465	9,464,458	14,499,267
Operations expense	300,719	135,358	519,019	402,479	351,662	276,998	1,529,534	2,048,554
Sales and marketing expense	13,508	60,989	74,572	149,247	232,716	199,593	888,485	963,057
Interest expense	23,703	61,033	168,462	176,118	230,374	147,093	667,107	835,569
Loss (gain) on valuation of equity-linked financial instruments	(18,678)	(23,006)	(78,275)	(213,921)	151,118	(1,145,292)	(631,186)	(709,463)
Total expense	2,837,366	663,217	5,718,587	1,528,590	4,527,436	1,352,857	11,918,398	17,636,984
Net income (loss) available to common shareholders	$ (2,855,713)	$ (654,114)	$ (5,704,855)	$ (1,518,933)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (17,573,810)
Loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.10)	$ (0.07)	$ (0.18)	$ (0.11)	$ (2.04)	$ (1.83)
Weighted average shares used in computation - basic and diluted (in shares)	79,467,603	27,236,303	55,370,243	22,193,681	24,282,433	12,771,683	5,820,397	9,608,160